Property, Equipment and Software	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Equipment and Software
5. Property, Equipment and Software
Property, equipment and software consisted of the following as of March 31, 2026, and December 31, 2025 (in thousands
)
:

	March 31, 2026	December 31, 2025
Probe cards and photomasks	$12,766	$12,512
Equipment	5,050	4,713
Software	353	352
Leasehold improvements	913	903
Furniture and fixtures	291	289

Total	19,373	18,769
Less: Accumulated depreciation and amortization	(15,051)	(14,632)

Property, equipment and software, net	$4,322	$4,137

Depreciation expense relating to the Company’s property, equipment and software was approximately $0.4 million for each of the three months ended March 31, 2026 and 2025, and is allocated to cost of sales, selling, general and administrative, and research and development costs in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

During the three months ended March 31, 2025, the Company received mask sets in exchange for no consideration from a vendor in lieu of reimbursement. The mask sets were capitalized and a $1.6 million gain was recorded within cost of sales in accordance with ASC 845:
Nonmonetary Transactions
.

5. Property, Equipment and Software
Property, equipment and software consisted of the following as of December 31, 2025 and 2024 (in thousands
)
:

	2025	2024
Probe cards and photomasks	$12,512	$10,083
Equipment	4,713	4,386
Software	352	298
Leasehold improvements	903	728
Furniture and fixtures	289	279

Total	18,769	15,774
Less: Accumulated depreciation and amortization	(14,632)	(13,158)

Property, equipment and software, net	$4,137	$2,616

Depreciation expense relating to the Company’s property, equipment and software was approximately $1.5 million and $1.6 million for the years ended December 31, 2025 and 2024, respectively, and is allocated to cost of sales, selling, general and administrative, and research and development costs in the accompanying consolidated statements of operations and comprehensive loss.
During the years ended December 31, 2025 and 2024, the Company received mask sets in exchange for no consideration from a vendor in lieu of reimbursement. The mask sets were capitalized and a $1.6 million gain was recorded during each period within cost of sales in accordance with ASC 845:
Nonmonetary Transactions
.